Short-term loans	12 Months Ended
Dec. 31, 2021
Short-term loans
Short-term loans
14.	Short-term loans
Components of the outstanding short-term loans are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
RMB denominated (Note a)	498,976	—
USD denominated (Note b)	535,822	1,935,024
EUR denominated (Note c)	8,628	40,160

Total	1,043,426	1,975,184

Notes:
(a)
During the year ended December 31, 2020, the Group entered into the RMB denominated revolving credit facilities for a total credit of up to RMB3,300.0 million and RMB499.0 million was drawn down and outstanding as of December 31, 2020 with interest rates range from 2.8% to 2.9% per annum.

During the year ended December 31, 2021, the Group repaid the outstanding balances under the facilities as of December 31, 2020 and nil was drawn down from this facility and outstanding as of December 31, 2021.
The Group entered into various new RMB denominated revolving credit facilities for a total credit of up to RMB2,730.0 million, in which
RMB1,680.9 million was drawn down as letter of guarantee for procurement as of December 31, 2021.
(b)
During the year ended December 31, 2020, the Group entered into USD denominated revolving credit facility agreements for a total credit of US$100.0 million (approximately RMB652.5 million), in which US$39.7 million (approximately RMB259.0 million) was drawn down and outstanding as of December 31, 2020, with a fixed interest rates range from 0.98% to 1.90% per annum.

During the year ended December 31, 2021, the Group fully repaid the outstanding balance under these facilities as of December 31, 2020 and increased the USD denominated revolving credit facilities for a total credit of up to US$285.0 million (approximately RMB1,817.1 million), in which US$179.5 million (approximately RMB1,144.4 million) was drawn down and outstanding as of December 31, 2021, with a fixed interest rate 0.94% per annum and 0.936% per annum.
During the year ended December 31, 2020, the Group entered into a facility agreement for a credit of US$45.0 million (approximately RMB293.6 million). Under the credit facility agreement, the Group can specify the currencies at the time of drawdown. The Group drew down 42.4 million in US$ (approximately RMB276.8 million) in 2020 and outstanding as of December 31, 2020, with a fixed rate based on the
3-month
London Inter-Bank Offered Rate plus 0.85
%.
During the year ended December 31, 2021, the Group repaid the outstanding balance under this facility as of December 31, 2020 and increased the total credit of up to US$225.0 million (approximately RMB1,434.5 million), in which US$124.0 million (approximately RMB790.6 million) was drawn down and outstanding as of December 21, 2021, with a fixed interest rate 0.99% per annum and 1.02% per annum.

(c)
During the year ended December 31, 2020, the Group entered into a facility agreement for a credit of RMB200.0 million. Under the credit facility agreement, the Group can specify the currencies at the time of draw-down. EUR1.1 million (approximately RMB8.6 million) was drawn down from these facilities and outstanding as of December 31, 2020, with a fixed interest rate 1.97% per annum.

During the year ended December 31, 2021, the Group repaid the outstanding balances under the facilities as of December 31, 2020 and EUR5.6 million (approximately RMB40.2 million) was drawn down from these facilities and outstanding as of December 31, 2021, with a fixed rate based on the 3-month Europe Interbank Offered Rate plus 2.1%.
Certain credit facilities, aggregating to RMB3,451.6 million as of December 31, 2021 (December 31, 2020: RMB1,146.1 million), are guaranteed by subsidiaries and the Group’s receivables from its subsidiaries, deposits and letter of credit. As at December 31, 2021, RMB1,476.4 million (December 31, 2020: RMB601.7 million) of such credit facilities had not been utilized.